Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2026	Mar. 31, 2026
Other Current Liabilities [Line Items]
Employee related payroll taxes and payables	$ 185	$ 119
Accrued expenses and fees	170	145
Electronic design automation liabilities	46	78
Trade payables (including payables to related parties of $12 and $20 as of September 30, 2026 and March 31, 2026, respectively)	56	80
Finance lease liabilities	20	25
Total other current liabilities	477	447
Related Party
Other Current Liabilities [Line Items]
Trade payables (including payables to related parties of $12 and $20 as of September 30, 2026 and March 31, 2026, respectively)	12	20
Total other current liabilities	$ 12	$ 20